Statements of Stockholders' Deficit - USD ($)		Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at May. 19, 2021
Beginning balance, shares at May. 19, 2021
Net income (loss)
Issuance of Class B common stock to Sponsor		$ 479	24,521		25,000
Issuance of Class B common stock to Sponsor, shares		4,791,667
Balance, value at Jun. 30, 2021		$ 431	24,569		25,000
Ending balance, shares at Jun. 30, 2021		4,791,667
Balance, value at May. 19, 2021
Beginning balance, shares at May. 19, 2021
Net income (loss)					(169,488)
Balance, value at Dec. 31, 2021	[1]	$ 479		(4,432,602)	(4,432,123)
Ending balance, shares at Dec. 31, 2021	[1]	4,791,667
Balance, value at Jun. 30, 2021		$ 431	24,569		25,000
Beginning balance, shares at Jun. 30, 2021		4,791,667
Net income (loss)
Balance, value at Sep. 30, 2021		$ 479	24,521		25,000
Ending balance, shares at Sep. 30, 2021		4,791,667
Net income (loss)				(169,488)	(169,488)
Remeasurement of shares subject to redemption			(10,284,857)	(4,263,114)	(14,547,971)
Proceeds from issuance of public warrants, net of offering costs			3,359,443		3,359,443
Issuance of private placement warrants in connection with IPO, net of offering cost			6,900,893		6,900,893
Balance, value at Dec. 31, 2021	[1]	$ 479		(4,432,602)	(4,432,123)
Ending balance, shares at Dec. 31, 2021	[1]	4,791,667
Net income (loss)				(171,917)	(171,917)
Balance, value at Mar. 31, 2022		$ 479		(4,604,519)	(4,604,040)
Ending balance, shares at Mar. 31, 2022		4,791,667
Balance, value at Dec. 31, 2021	[1]	$ 479		(4,432,602)	(4,432,123)
Beginning balance, shares at Dec. 31, 2021	[1]	4,791,667
Net income (loss)					847,623
Balance, value at Dec. 31, 2022		$ 479		(265,618)	(265,138)
Ending balance, shares at Dec. 31, 2022		4,791,667
Balance, value at Mar. 31, 2022		$ 479		(4,604,519)	(4,604,040)
Beginning balance, shares at Mar. 31, 2022		4,791,667
Net income (loss)				64,568	64,568
Balance, value at Jun. 30, 2022		$ 479		(4,539,951)	(4,539,472)
Ending balance, shares at Jun. 30, 2022		4,791,667
Net income (loss)				336,890	336,890
Remeasurement of shares subject to redemption				(356,439)	(356,439)
Balance, value at Sep. 30, 2022		$ 479		(4,559,500)	(4,559,021)
Ending balance, shares at Sep. 30, 2022		4,791,667
Net income (loss)				618,083	618,083
Remeasurement of shares subject to redemption				(855,451)	(855,451)
Deferred Underwriter’s Fees				4,531,250	4,531,250
Balance, value at Dec. 31, 2022		$ 479		$ (265,618)	$ (265,138)
Ending balance, shares at Dec. 31, 2022		4,791,667

[1]	On May 20, 2021, the Company issued an aggregate of 4,312,500 founder shares to our sponsor. On September 27, 2021, our sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares. (See Note5).